Provisions - Summary of Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [abstract]
Beginning balance on January 1	€ 100	€ 193
Additional provisions	77	28
Disposal of a business	(13)	(8)
Unused amounts reversed through the income statement	(25)	(10)
Used during the year	(54)	(57)
Net exchange differences	(2)	5
Transfers to disposal groups	0	(52)
Ending balance	83	100
Current	78	90
Non-current	€ 5	€ 10